Fair Value Measurements Assets and Liabilities Measured at Fair Value (Details) - USD ($)		Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		$ 95,000,000	$ 233,000,000
Gross amount, derivative liabilities		2,980,000,000	1,727,000,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		443,000,000	237,000,000
Total liabilities		2,980,000,000	1,727,000,000
Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		90,000,000	58,000,000
Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		66,000,000	63,000,000
Foreign currency exchange derivatives | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		5,000,000
Commodity derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		4,000,000
Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			7,000,000
Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			1,000,000
Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		1,000,000
Investments in marketable common stock			5,000,000
Cross-currency interest rate swaps | Assets held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			5,000,000
Cross-currency interest rate swaps | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			1,000,000
Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			164,000,000
Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		551,000,000	801,000,000
Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		301,000,000	855,000,000
Foreign Currency Denominated Debt [Member] | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		938,000,000
Foreign Currency Denominated Debt [Member] | Noncurrent liabilities held for sale [Domain] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		1,119,000,000
Quoted Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		348,000,000	168,000,000
Total liabilities		2,057,000,000	0
Quoted Prices in Active Markets (Level 1) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0	0
Quoted Prices in Active Markets (Level 1) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0	0
Quoted Prices in Active Markets (Level 1) | Foreign currency exchange derivatives | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Quoted Prices in Active Markets (Level 1) | Commodity derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0
Quoted Prices in Active Markets (Level 1) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			0
Quoted Prices in Active Markets (Level 1) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Quoted Prices in Active Markets (Level 1) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0
Investments in marketable common stock			0
Quoted Prices in Active Markets (Level 1) | Cross-currency interest rate swaps | Assets held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Quoted Prices in Active Markets (Level 1) | Cross-currency interest rate swaps | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			0
Quoted Prices in Active Markets (Level 1) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			164,000,000
Quoted Prices in Active Markets (Level 1) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0	0
Quoted Prices in Active Markets (Level 1) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0	0
Quoted Prices in Active Markets (Level 1) | Foreign Currency Denominated Debt [Member] | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		938,000,000
Quoted Prices in Active Markets (Level 1) | Foreign Currency Denominated Debt [Member] | Noncurrent liabilities held for sale [Domain] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		1,119,000,000
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		95,000,000	69,000,000
Total liabilities		923,000,000	1,727,000,000
Significant Other Observable Inputs (Level 2) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		90,000,000	58,000,000
Significant Other Observable Inputs (Level 2) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		66,000,000	63,000,000
Significant Other Observable Inputs (Level 2) | Foreign currency exchange derivatives | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		5,000,000
Significant Other Observable Inputs (Level 2) | Commodity derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		4,000,000
Significant Other Observable Inputs (Level 2) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			7,000,000
Significant Other Observable Inputs (Level 2) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			1,000,000
Significant Other Observable Inputs (Level 2) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		1,000,000
Investments in marketable common stock			5,000,000
Significant Other Observable Inputs (Level 2) | Cross-currency interest rate swaps | Assets held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			5,000,000
Significant Other Observable Inputs (Level 2) | Cross-currency interest rate swaps | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			1,000,000
Significant Other Observable Inputs (Level 2) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Significant Other Observable Inputs (Level 2) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		551,000,000	801,000,000
Significant Other Observable Inputs (Level 2) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		301,000,000	855,000,000
Significant Other Observable Inputs (Level 2) | Foreign Currency Denominated Debt [Member] | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Other Observable Inputs (Level 2) | Foreign Currency Denominated Debt [Member] | Noncurrent liabilities held for sale [Domain] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		0	0
Total liabilities		0	0
Significant Unobservable Inputs (Level 3) | Foreign currency exchange derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0	0
Significant Unobservable Inputs (Level 3) | Foreign currency exchange derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0	0
Significant Unobservable Inputs (Level 3) | Foreign currency exchange derivatives | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Unobservable Inputs (Level 3) | Commodity derivatives | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0
Significant Unobservable Inputs (Level 3) | Commodity derivatives | Other current liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			0
Significant Unobservable Inputs (Level 3) | Interest rate swaps | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Significant Unobservable Inputs (Level 3) | Interest rate swaps | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets		0
Investments in marketable common stock			0
Significant Unobservable Inputs (Level 3) | Cross-currency interest rate swaps | Assets held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Significant Unobservable Inputs (Level 3) | Cross-currency interest rate swaps | Liabilities held for sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities			0
Significant Unobservable Inputs (Level 3) | Equity swap | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets			0
Significant Unobservable Inputs (Level 3) | Fixed rate debt swapped to floating | Current portion of long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0	0
Significant Unobservable Inputs (Level 3) | Fixed rate debt swapped to floating | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Unobservable Inputs (Level 3) | Foreign Currency Denominated Debt [Member] | Long-term debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Significant Unobservable Inputs (Level 3) | Foreign Currency Denominated Debt [Member] | Noncurrent liabilities held for sale [Domain] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount, derivative liabilities		0
Exchange traded funds in equity securities [Member] | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	86,000,000
Exchange traded funds in equity securities [Member] | Significant Other Observable Inputs (Level 2) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	0
Exchange traded funds in equity securities [Member] | Significant Unobservable Inputs (Level 3) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	0
Available-for-sale Securities [Member] | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		3,000,000	4,000,000
Available-for-sale Securities [Member] | Quoted Prices in Active Markets (Level 1) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		3,000,000	4,000,000
Available-for-sale Securities [Member] | Significant Other Observable Inputs (Level 2) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		0	0
Available-for-sale Securities [Member] | Significant Unobservable Inputs (Level 3) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		0	$ 0
Deferred compensation plan assets [Member] | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		81,000,000
Deferred compensation plan assets [Member] | Significant Other Observable Inputs (Level 2) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		0
Deferred compensation plan assets [Member] | Significant Unobservable Inputs (Level 3) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock		0
Exchange Traded Funds | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	[1]	15,000,000
Exchange Traded Funds | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	163,000,000
Exchange Traded Funds | Quoted Prices in Active Markets (Level 1) | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	[1]	15,000,000
Exchange Traded Funds | Significant Other Observable Inputs (Level 2) | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	[1]	0
Exchange Traded Funds | Significant Other Observable Inputs (Level 2) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	0
Exchange Traded Funds | Significant Unobservable Inputs (Level 3) | Other current assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross amount recognized, derivative assets	[1]	0
Exchange Traded Funds | Significant Unobservable Inputs (Level 3) | Other noncurrent assets | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable common stock	[1]	$ 0

[1]	1Classified as restricted investments for payment of asbestos liabilities. See Note 23, "Commitments and Contingencies" of the notes to consolidated financial statements for further details.